Auditor Fees - Summary of Detailed Information of Auditors Remuneration (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Auditors Remuneration [Line Items]
Audit services fees	S/ 6,927	S/ 3,114